Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Fair value measurements on a recurring basis (Table)

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring Measurements:	December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (100,000) – asset position	$6,636	$–	$6,636	$–
Cross Currency SWAP (120,000) – liability position	(5,758)	–	(5,758)	–
Cross Currency SWAP (30,000) – liability position	(1,422)	–	(1,422)	–
Total	$(544)	$–	$(544)	$–

As of December 31, 2022:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring Measurements:	December 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (100,000) - liability position	$(10,068)	$–	$(10,068)	$–
Cross Currency SWAP (120,000) – liability position	(2,641)	–	(2,641)	–
Cross Currency SWAP (30,000) – liability position	(816)	–	(816)	–
Total	$(13,525)	$–	$(13,525)	$–